LONG-TERM DEPOSITS AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2018
LONG-TERM DEPOSITS AND PREPAYMENTS
Components of long-term deposits and prepayments

	2017	2018
	RMB (in millions)
Deposits paid to airline suppliers	276	243
Deposits paid to advertising suppliers	89	164
Prepayments for purchase of long lived assets	241	127
Deposits paid to hotel suppliers	75	70
Others	159	164
Total	840	768